Goodwill and Other Intangible Assets - Components of Other Intangible Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Total, Cost	$ 444,200,000	$ 446,200,000
Accumulated Amortization	(94,700,000)	(70,700,000)
Impairment of intangible asset	(38,000,000)	(2,000,000)
Effect of Foreign Currency	(1,100,000)	(100,000)
Total, Net	310,351,000	373,433,000
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	10 years	10 years
Other intangible assets, Finite lived, Cost	283,600,000	283,600,000
Impairment of intangible asset	0	0
Accumulated Amortization	(86,100,000)	(64,400,000)
Effect of Foreign Currency	(1,100,000)	(100,000)
Other intangible assets, Finite lived, Net	196,400,000	219,100,000
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	10 years	10 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	15 years	15 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years	5 years
Weighted Average Remaining Life	1 year	2 years
Other intangible assets, Finite lived, Cost	600,000	600,000
Other intangible assets, Indefinite lived, Cost	149,000,000	151,000,000
Impairment of intangible asset	0	0
Impairment of intangible asset	(38,000,000)	(2,000,000)
Accumulated Amortization	(500,000)	(400,000)
Effect of Foreign Currency, Indefinite Lived	0	0
Other intangible assets, Finite lived, Net	100,000	200,000
Other intangible assets, Indefinite lived, Net	111,000,000	149,000,000
Integrated Software Systems [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years	5 years
Weighted Average Remaining Life	1 year	2 years
Other intangible assets, Finite lived, Cost	11,000,000	11,000,000
Impairment of intangible asset	0	0
Accumulated Amortization	(8,100,000)	(5,900,000)
Other intangible assets, Finite lived, Net	$ 2,900,000	$ 5,100,000